Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,351	$ 1,961	$ 2,287
Contribution to defined contribution plan	30	21	184
Share based payment	16,930	16,767	19,804
Legal and professional	84	38	77
Total	19,395	18,787	$ 22,352
Balance Outstanding
Employee related payables	746	1,207
Accrued expenses	$ 75	$ 34